Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kyle Weaver (Co-Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Becky Baker is Co-Portfolio Manager of VIP Growth Opportunities Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Kyle Weaver is Co-Portfolio Manager of VIP Growth Opportunities Portfolio, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.
VGO-PSTK-1123-115 1.797994.115	November 14, 2023
Supplement to the
Fidelity® Variable Insurance Products
Growth Opportunities Portfolio
Investor Class
April 29, 2023
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kyle Weaver (Co-Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Becky Baker is Co-Portfolio Manager of VIP Growth Opportunities Portfolio, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Kyle Weaver is Co-Portfolio Manager of VIP Growth Opportunities Portfolio, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.
VIPGRO-INV-PSTK-1123-106 1.918658.106	November 14, 2023